Financing Receivables - Transfer of Commercial Financing Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease receivables
Loans and Leases Receivable Disclosure [Line Items]
Financing receivables transferred	$ 819	$ 1,152
Loan receivables
Loans and Leases Receivable Disclosure [Line Items]
Financing receivables transferred	2,224	1,410
Client Financing Receivables
Loans and Leases Receivable Disclosure [Line Items]
Financing receivables transferred	3,043	2,562
Commercial financing receivables
Loans and Leases Receivable Disclosure [Line Items]
Financing receivables transferred	7,359	515
Financing receivables transferred and uncollected	$ 1,653	$ 510